PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2010
PREPAIDS AND OTHER CURRENT ASSETS
PREPAIDS AND OTHER CURRENT ASSETS

NOTE 6. PREPAIDS AND OTHER CURRENT ASSETS

          Other current assets at each respective period consisted of the following:

	December 31, 2010	December 31, 2009
	(in thousands)
Current portion of franchise note receivables	$976	$718
Prepaid rent	14,003	13,397
Prepaid insurance	2,974	4,452
Prepaid income tax	4,095	9,793
Prepaid payroll tax	992	923
Deferred tax asset (Note 5)	4,007	—
Other current assets	13,522	12,992

	$40,569	$42,275